Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Detailed Information about Financial Instruments
The Group holds the following financial instruments:

	Section	12/31/2022	12/31/2021
Financial assets

Accounts receivable	(a)	74,973	63,684
Other financial assets at amortized cost	(b)	6,356	638
Cash and cash equivalents	(d)	136,581	102,569
Financial assets at fair value through profit or loss (FVPL)	(c)	1,249,749	1,381,519

		1,467,659	1,548,410

Financial liabilities

Liabilities at amortized cost	(e)	99,275	117,807
Lease liabilities	(e)	86,211	85,544
Loans and financing	(e)	175,290

		360,776	203,351

Disclosure of Accounts Receivables from Contract with Customers
a) Accounts receivable

	12/31/2022	12/31/2021
Current assets
Accounts receivable from contracts with customers	57,841	44,486
Loss allowance	(166)	(170)

Non-current assets
Accounts receivable from contracts with customers	17,298	19,368

	74,973	63,684

Disclosure of Loss Allowance for Accounts Receivables
The loss allowances for accounts receivable as of December 31, 2022 and 2021 reconcile to the opening loss allowances as follows:

	12/31/2021	12/31/2020
Opening loss allowance on January 1	(170)	(149)
Decrease/increase in accounts receivable allowance recognized in profit or loss	4	(21)

Closing loss allowance on December 31	(166)	(170)

Disclosure Details of Prepayment to Employees	b) Other financial assets at amortized cost Financial assets at amortized cost include the following debt instruments:

	12/31/2022	12/31/2021
Employees loans (Note 6 (i))	6,356	638

Disclosure of Financial Instruments at Fair Value through Profit or (Loss)
Financial assets measured at FVPL include the following categories:

	12/31/2022	12/31/2021
Current assets	1,243,764	1,372,926

Mutual funds	1,243,764	1,372,926
Non-current assets	5,985	8,593

Private markets funds	5,985	8,593

Disclosure Details of Mutual Fund Investments Financial Assets and Public Equity Funds and Real Estate Funds Current Financial Assets at Fair Value Through Profit or Loss
The following tables demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2022	12/31/2021

Vinci Monalisa FIM Crédito Privado IE (1)	1,057,547	1,233,828
Vinci Multiestratégia FIM	165,339	109,717
Vinci International Master Portfolio SPC - Reflation SP	12,824	11,161
FI Vinci Renda Fixa CP	8,054	18,220

	1,243,764	1,372,926

Private markets	12/31/2022	12/31/2021

Vinci Capital Partners III Feeder FIP Multiestratégia	3,351	1,891
Nordeste III FIP Multiestratégia	2,634	2,848
Vinci Infra Transmissão FIP - Infraestrutura (i)	—	3,854

Total Private markets funds	5,985	8,593

1) Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Entity.
Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments	During the year, the following gains were recognized in profit or loss:

	12/31/2022	12/31/2021	12/31/2020
Fair value gains on investments at FVPL recognized in finance income	94,174	27,982	9,066

Disclosure of Cash and Cash Equivalents
d) Cash and cash equivalents

Current assets	12/31/2022	12/31/2021
Cash and bank deposits	30,108	21,679
Certificate of deposit (i)	106,473	80,890

	136,581	102,569
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(i)
Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with interest rates variable from
99.50
% to
100.50
% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Disclosure of Financial Liabilities Current and Non-current
e) Financial liabilities

	12/31/2022	12/31/2021
Current	133,622	140,111

Trade payables	1,247	831
Labor and social security obligations (Note 12)	87,732	106,299
Loans and obligations (Note 14)	13,168	—
Lease liabilities	24,147	22,304
Accounts payable (Note 11)	7,328	10,677

Non-current	227,154	63,240

Lease liabilities	62,064	63,240
Labor and social security obligations (Note 12)	2,968	—
Loans and obligations (Note 14)	162,122	—

	360,776	203,351

Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy

	On December 31, 2022
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	106,473	—	106,473
Mutual funds	—	1,243,764	—	1,243,764
Private equity funds	—	—	5,985	5,985

Total Financial Assets	—	1,350,237	5,985	1,356,222

	On December 31, 2021
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	80,890	—	80,890
Mutual funds	—	1,372,926	—	1,372,926
Private equity funds	—	—	8,593	8,593

Total Financial Assets	—	1,453,816	8,593	1,462,409

Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3)
The following table presents the changes in level 3 items for the years ended December 31, 2022 and 2021:

Fair Value
Opening balance January 1, 2021	31,596
Capital deployment	932
Transfer (a)	(22,746)
Sales and distributions	(3,481)
Gain recognized in finance income	2,292

Closing balance December 31, 2021	8,593
Capital deployment	1,229
Sales and distributions (b)	(4,008)
Gain recognized in finance income	171

Closing balance December 31, 2022	5,985
(a)    In 2021, Vinci Impacto Ret IV FIP Multiestratégia and Vinci Infra Coinvestimento I FIP - Infraestrutura were transferred to Vinci Monalisa.
(b)    In 2022, Vinci Infra Transmissão FIP – Infraestrutura was transferred to Vinci Monalisa.

Summary of Valuation Inputs and Relationships to Fair Value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Valuation Technique	Unobservable inputs	Reasonable possible shift +/-	2022 Gain / (Losses)	2021 Gain / (Losses)	Possible shift in Gain and losses
	12/31/2022	12/31/2021
Vinci Infra Coinvestimento I FIP – Infraestrutura (a)	—	—	Discounted cash flow	Discount rate	0.5% / 1%	—	559	—
Vinci Infra Transmissão FIP – Infraestrutura (b)	—	3,854	Discounted cash flow	Discount rate	0.5% / 1%	(277)	703	In 2021, lower discount rate in 50 basis points would increase fair value by R$ 1,272 and higher discount rate in 100 basis points would decrease fair value by R$ 1,411.
Nordeste III FIP Multiestratégia	2,634	2,848	Discounted cash flow	Discount rate	0.5% / 1%	185	497	Lower discount rate in 50 basis points would increase fair value by R$ 26 (R$ 28 - 2021) and higher discount rate in 100 basis points would decrease fair value by R$ 53 (R$ 57)
Others	3,351	1,891	NAV Valuation	NAV	1% / 2%	263	533	Increased NAV in 100 basis points would increase fair value by R$ 34 (R$ 19 – 2021) and lower NAV in 200 basis points would decrease fair value by R$ 67 (R$ 38 – 2021)

Disclosure Details Of Fund Balances Of The Entity	Vinci Monalisa’s balances are the following:

	12/31/2022	12/31/2021
Net Asset Value	1,057,547	1,233,828

Real estate funds	220,617	137,519
Mutual funds	743,479	1,080,108
Private equity funds	70,367	18,768
Other assets/liabilities	23,084	(2,567)

Disclosure Details Of Mutual Fund Allocation	As of December 31, 2022, and 2021, Vinci Monalisa holds R$ 743,479 and R$ 1,080,108 of investments in mutual funds, respectively, which are distributed in the following classification:

	12/31/2022	12/31/2021
Mutual Funds’ classification
Interest and foreign exchange (a)	72.79%	46.20%
Unrestricted investments (b)	11.83%	46.69%
Foreign investments (c)	6.20%	5.23%
Macro (d)	3.16%	1.88%
Specific strategy (e)	6.02%	—

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds without commitment to concentration in any specific strategy.
(c)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(d)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.
(e)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Disclosure Details Of Allocation Of Real Estate Funds

Real Estate funds	12/31/2022	12/31/2021
Vinci Credit Securities FII (i)	75,720	61,902
Vinci Imóveis Urbanos FII (ii)	53,346	52,537
Vinci Offices FII (iii)	43,163	—
Other real estate funds (iv)	48,388	23,080

	220,617	137,519

(i)	The fund invests in real estate receivable certificates, bonds and other real estate assets;
(ii)
The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;

(iii)	The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(iv)	Comprised of funds that allocate their capital in diversified portfolios of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Disclosure Details Of Investments In Private Market Funds

Private markets funds	12/31/2022	12/31/2021

Vinci Impacto Ret IV FIP Multiestratégia	2,925	2,042
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	10,924	13,446
Vinci Infra Água e Saneamento Strategy FIP – Infraestrutura (ii)	33,946	1,023
Other funds	22,572	2,257

Total private markets funds	70,367	18,768

(i)
Fund focused on the acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. In 2021, the fund sold its investment in Linhas de Energia do Sertão Transmissora S.A. (“LEST”). As of December 31, 2022 and 2021, the fund held investment in Água Vermelha Transmissora de Energia S.A.

(ii)
The Fund’s investment policy is the acquisition of shares, debentures convertible or not into shares, or other securities convertible or exchangeable into shares issued by publicly-held or privately-held corporations in the water sector and sanitation.